STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2020
STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Note 15 — STOCKHOLDERS’ INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Stockholders’ Investment, Common Stock and Preferred Stock

Pursuant to the Plan, upon the Effective Date, all existing equity interests in the Company (Predecessor) were cancelled and discharged, including the options and restricted stock awards.

On the Effective Date, the Predecessor Common Stock, including options, warrants, rights, restricted stock units or other securities or agreements to acquire such Predecessor Common Stock, was cancelled pursuant to the Plan, and the Company (Successor) issued the following in accordance with the Plan:

•	Approximately 1,300,000 shares of New Common Stock to holders of the 8.75% Senior Secured Notes;

•	Approximately 9,900,000 shares of New Common Stock to holders of the Unsecured Notes and holders of General Unsecured Claims;

•	Approximately 900,000 shares of New Preferred Stock to holders of the 8.75% Senior Secured Notes; and

•	Approximately 5,900,000 shares of New Preferred Stock to holders of the Unsecured Notes.

The New Stock was issued under the Plan pursuant to exemptions from the registration requirements of the Securities Act under Section 1145 of the Bankruptcy Code and Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder.

On the Effective Date, the Company executed the Certificate of Designation of 13,000,000 shares of New Preferred Stock designated as “10.000% Series A Convertible Preferred Stock”, by filing the certificate of designations relating to the New Preferred Stock (the “Certificate of Designations”).

As of March 31, 2020 (Successor), there were 11,235,566 shares of New Common Stock and 6,824,582 shares of New Preferred Stock issued and outstanding.

At any time and from time to time following the Effective Date, each holder of shares of the New Preferred Stock shall have the right to convert all or any portion of such holder’s shares of New Preferred Stock, at such holder’s sole discretion, into a whole number of fully-paid and non-assessable shares of New Common Stock equal to (i) the Initial Liquidation Preference of $48.51 (as defined in the Certificate of Designations) divided by (ii) the conversion price of $36.37 (such amount, the “Conversion Return”) and then multiplied by (iii) the number of shares of New Preferred Stock being converted (the “Converted Shares”).

In addition, from time to time following the Effective Date, holders of a majority of the then-outstanding shares of New Preferred Stock, voting as a separate class, shall have the right to (i) convert all of the shares of New Preferred Stock into a number of shares of New Common Stock equal to (a) the Conversion Return multiplied by (b) the Converted Shares, or (ii) convert all of the shares of New Preferred Stock into substantially equivalent securities of one or more of the Company’s domestic subsidiaries.

Dividends with respect to each share of New Preferred Stock accrue together with any previously declared but unpaid dividends in respect of the New Preferred Stock, and accumulate annually at ten percent (10.0%) for each year that such share is outstanding, to and including the dividend payment date with respect to such year. In the event of a breach by the Company, including, but not limited to, the failure by the Company to timely pay the holders any PIK Dividend (as defined below), the holders shall be entitled to an increase in the dividend rate by an increment of two percent (2.0%) per annum.

Holders shall be entitled to receive prior to any distributions made in respect of any junior stock in respect of the same year the amount that would have been payable if such dividend had been paid in cash (the “PIK Dividend Amount”) to be paid by delivering to the holders a number of PIK shares equal to the quotient of (x) the applicable PIK Dividend Amount divided by (y) the New Preferred Stock purchase price (such dividend, a “PIK Dividend”).

The Base Return Amount means, at the applicable date of determination, an amount equal to: (i) prior to the third anniversary of the Issue Date, an amount per share of the Initially Issued New Preferred Stock necessary to achieve, with respect to each such share of Initially Issued New Preferred Stock, the greater of (a) an IRR of 14% and (b) a 1.5x MOIC; (ii) on or after the third anniversary of the Issue Date, but prior to the fourth anniversary, an amount per share of the Initially Issued New Preferred Stock necessary, with respect to each such share to achieve the greater of (a) an IRR of 15% and (b) a 1.7x MOIC; (iii) on or after the fourth anniversary of the Issue Date, but prior to the fifth anniversary, an amount per share of Initially Issued New Preferred Stock necessary, with respect of each such share to achieve the greater of (a) an IRR of 16% and (b) 1.9x MOIC; or (iv) on or after the fifth anniversary of the Issue Date, an amount per share of Initially Issued New Preferred Stock equal to the greater of (a) an IRR of 17% and (b) a 2.1x MOIC.

In lieu of receiving the Liquidation Preference in cash (if applicable), each holder may elect to convert his or her shares of New Preferred Stock into shares of New Common Stock immediately prior to (and subject to the consummation of) a liquidation event or deemed liquidation event and share in the proceeds and other consideration with such conversion being sufficient to result in each holder receiving a number of shares of New Common Stock that would be economically equivalent to such holder receiving the Liquidation Preference in cash.

The New Preferred Stock will become redeemable at the holder’s option on or after the fifth anniversary of the issuance date, at a price equal to the Liquidation Preference. Prior to the fifth anniversary of the issuance date, New Preferred Stock will become redeemable at the holder’s option upon the occurrence of a breach of the Certificate of Designations but only during the continuation thereof or on or immediately prior to the consummation of any liquidation event or deemed liquidation event.

Upon a fundamental transaction, the Company shall have a call right to convert all of the then-outstanding shares of Preferred Stock (including any accrued and unpaid PIK Dividends thereon) into shares of New Common Stock immediately prior to and subject to the consummation of such fundamental transaction so that the holders share in the proceeds and other consideration of the fundamental transaction as holders of New Common Stock, with such conversion being sufficient to result in each holder receiving a number of shares of New Common Stock that would be economically equivalent to such holder receiving, as determined in good faith by the Board, (i) the Liquidation Preference, multiplied by the applicable make-whole redemption percentage plus (ii) if positive, the present value as of the call date of the expected amount of all remaining dividends that would accrue had the Company not exercised the call right between (inclusive of such dates) the call date and 5th anniversary of the issue date multiplied by the applicable make-whole redemption percentage.

Holders of New Preferred Stock are entitled to vote on an as-converted basis, giving hypothetical effect to the Conversion Return in the hypothetical conversion of New Preferred Stock to New Common Stock. The affirmative consent of the holders of a majority of the then-outstanding shares of New Preferred Stock, voting as a separate class, is required for certain matters related to New Preferred Stock.

As of March 31, 2020 (Successor), the New Preferred Stock had accumulated PIK Dividends of $3.78 per share and $25.8 million in the aggregate.

Because the New Preferred Stock may be redeemed in certain circumstances outside of the sole control of the Company (including at the option of the holder), but it is not mandatorily redeemable, the New Preferred Stock has been classified as mezzanine equity and initially recognized at fair value of $618.9 million as of October 31, 2019 (Successor). This amount has been reduced by the fair value of the bifurcated derivative liability as of October 31, 2019 (Successor) of $470.3 million, resulting in an initial value of $148.6 million.

Redeemable equity securities that are not currently redeemable, but are probable of becoming redeemable should be accreted to their redemption values. The Company assessed whether the New Preferred Stock is probable of becoming cash redeemable. An event outside the holder’s control may prevent an instrument from becoming otherwise redeemable, and in such circumstances, the probability that an intervening event will occur should be considered in determining whether an instrument is probable of becoming redeemable (and thus whether subsequent measurement is required). The Company determined that it is not probable that the New Preferred Stock will become cash redeemable as the Company expects that (1) settlement events outside of the holder’s control are more probable than not of occurring prior to a potential cash redemption date, and (2) upon occurrence of these events, the Company controls the ability to settle the New Preferred Stock using shares of New Common Stock, and (3) it is probable that the Company will have sufficient authorized, unissued shares of New Common Stock (in other words, it is not probable that the Company would be unable to settle in shares upon the occurrence of a triggering event). The Company continues to monitor the likelihood of any circumstance that would require the Company to settle the New Preferred Stock using cash. If it becomes probable that the New Preferred Stock will become cash redeemable, the Company will accrete to redemption value using an appropriate method.

The Company entered into an agreement to repurchase 142,721 shares of its New Common Stock and 98,784 shares of its New Preferred Stock at an aggregate purchase price of approximately $4.8 million in privately negotiated transactions (collectively, the “Repurchases”). The closing of the Repurchases is expected to occur immediately prior to the completion of the contemplated Merger and repurchased shares will be canceled.

The following is a summary of changes in outstanding shares of common stock:

	Shares	Weighted Average Price Per Share
Outstanding as of March 31, 2018 (Predecessor)	35,526,625
Exercise of stock options	174,578	$16.21
Issuance of restricted stock	217,713	$6.93
Outstanding as of March 31, 2019 (Predecessor)	35,918,916
Cancellation and discharged	(35,918,916)
Outstanding as of October 31, 2019 (Predecessor)	—
Issuance of Successor Common Stock	11,235,535
Outstanding as of October 31, 2019 (Successor)	11,235,535
Issuance of Successor Common Stock	31	$19.25
Outstanding as of March 31, 2020 (Successor)	11,235,566

Dividends — In August 2017 (Predecessor), the Company suspended its quarterly dividend as part of a broader plan of reducing costs and improving liquidity. Prior to that, the Company paid quarterly dividends of $0.07 per share during the first quarter of fiscal year 2018 (Predecessor). For fiscal year 2018 (Predecessor), the Company paid dividends totaling $2.5 million to its stockholders. The declaration of future dividends is at the discretion of the Board and subject to the Company’s results of operations, financial condition, cash requirements and other factors and restrictions under applicable law and its debt instruments. No dividends were paid out in the five months ended March 31, 2020 (Successor), the seven months ended October 31, 2019 (Predecessor) and fiscal year 2019 (Predecessor).

Earnings per Share

Basic earnings per common share is computed by dividing income available to common stockholders by the weighted average number of shares of common stock outstanding during the period. The New Preferred Stock is not included on an if-converted basis under diluted earnings per common share because the conversion of the shares would be anti-dilutive. Diluted earnings per common share excludes options to purchase shares and restricted stock awards, which were outstanding during the period but were anti-dilutive, as follows:

		Predecessor
	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2019	2019	2018
Options:
Outstanding	3,175,849	2,490,483	2,890,140
Weighted average exercise price	$26.58	$34.20	$38.77
Restricted stock awards:
Outstanding	646,714	581,677	547,927
Weighted average price	$8.51	$9.33	$21.00

The following table sets forth the computation of basic and diluted earnings per share:

		Predecessor
	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2019	2019	2018
Loss (in thousands):
Loss available to common stockholders – basic	$(836,414)	$(336,847)	$(194,684)
Interest expense on assumed conversion of 4½% Convertible Senior Notes, net of tax (1)	—	—	—
Loss available to common stockholders	$(836,414)	$(336,847)	$(194,684)
Shares:
Weighted average number of common shares outstanding – basic	35,918,916	35,740,933	35,288,579
Assumed conversion of 4½% Convertible Senior Notes outstanding during period (1)	—	—	—
Net effect of dilutive stock options, restricted stock units and restricted stock awards based on the treasury stock method	—	—	—
Weighted average number of common shares outstanding – diluted (2)	35,918,916	35,740,933	35,288,579
Basic loss per common share	$(23.29)	$(9.42)	$(5.52)
Diluted loss per common share	$(23.29)	$(9.42)	$(5.52)

(1)
Potentially dilutive shares issuable pursuant to the Warrant Transactions were not included in the computation of diluted income per share for the seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor) because to do so would have been anti-dilutive.

Successor
Five Months Ended March 31, 2020
Net income (in thousands):
Net income attributable to Bristow Group	$139,228
Less: PIK dividends (1)	(25,788)
Income available to common stockholders – basic	$113,440
Add: PIK dividends	25,788
Less: Change in fair value of preferred stock derivative liability	$(184,140)
Loss available to common stockholders – diluted	$(44,912)
Shares:
Weighted average number of common shares outstanding – basic	11,235,541
Net effect of dilutive stock options and restricted stock awards (2)	—
Preferred shares as converted basis	9,292,207
Weighted average number of common shares outstanding – diluted	20,527,748

Basic earnings per common share	$10.10
Diluted loss per common share	$(2.19)

(1)	See “Stockholders’ Investment, Common Stock and Preferred Stock” above for further details on PIK Dividends.

(2)	Potentially dilutive shares were not included in the calculation because to do so would have been anti-dilutive. See Note 14 for further details on stock options and restricted stock awards.

Accumulated Other Comprehensive Income (Loss)

The following table sets forth the changes in the balances of each component of accumulated other comprehensive income:

	Currency Translation Adjustments	Pension Liability Adjustments (1)	Unrealized loss on cash flow hedges (2)	Total
Balance as of March 31, 2017 (Predecessor)	$(149,721)	$(178,556)	$—	$(328,277)
Other comprehensive income (loss) before reclassification	30,196	3,713	(414)	33,495
Reclassified from accumulated other comprehensive loss .	—	8,620	68	8,688
Net current period other comprehensive income (loss)	30,196	12,333	(346)	42,183
Foreign currency exchange rate impact	40,459	(40,459)	—	—
Balance as of March 31, 2018 (Predecessor)	(79,066)	(206,682)	(346)	(286,094)
Other comprehensive loss before reclassification	(36,562)	(13,175)	(506)	(50,243)
Reclassified from accumulated other comprehensive loss	—	7,884	464	8,348
Net current period other comprehensive loss	(36,562)	(5,291)	(42)	(41,895)
Foreign currency exchange rate impact	(22,239)	22,239	—	—
Balance as of March 31, 2019 (Predecessor)	(137,867)	(189,734)	(388)	(327,989)
Other comprehensive income (loss) before reclassification	23,004	—	(1,828)	21,176
Reclassified from accumulated other comprehensive loss .	—	—	1,146	1,146
Net current period other comprehensive income (loss)	23,004	—	(682)	22,322
Foreign currency exchange rate impact	(1,551)	1,551	—	—
Balance as of October 31, 2019 (Predecessor) .	(116,414)	(188,183)	(1,070)	(305,667)
Fair value fresh-start adjustment	116,414	188,183	1,070	305,667
Balance as of October 31, 2019 (Predecessor)	$—	$—	$—	$—
Balance as of October 31, 2019 (Successor)	$—	$—	$—	$—
Net current period other comprehensive income (loss)	(16,440)	6,389	1,410	(8,641)
Balance as of March 31, 2020 (Successor)	$(16,440)	$6,389	$1,410	$(8,641)

(1)
Reclassification of amounts related to pension liability adjustments were included as a component of net periodic pension cost. For further details on additional pension liability recorded during fiscal year 2019, see Note 14.

(2)	Reclassification of amounts related to cash flow hedges were included as direct costs.